Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(20)	989
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		431	(1,338)
Transfers into level 3 assets	2,311	3,982
Transfers out of level 3 assets	(1,862)	(4,692)
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(277)	163
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		113	(2,139)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		257	826
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		318	801